Property, Plant and Equipment:	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment:

Note 6. Property, Plant and Equipment:

 Property, Plant and Equipment

		Accumulated
	Cost	Depreciation	Net
June 30, 2021
Machinery and equipment	$1,769,777	$–	$1,769,777
Furniture and office equipment	421,432	(304,217)	117,215
Transportation equipment	326,788	(198,016)	128,772
Leasehold improvements	29,390	(22,979)	6,411
Mineral property	350,000	–	350,000
	$2,897,387	$(525,212)	$2,372,175

		Accumulated
	Cost	Depreciation	Net
December 31, 2020
Machinery and equipment	$1,858,959	$–	$1,858,959
Furniture and office equipment	421,432	(286,083)	135,349
Transportation equipment	326,788	(165,338)	161,450
Leasehold improvements	29,390	(20,596)	8,794
Mineral property	350,000	–	350,000
	$2,986,569	$(472,017)	$2,514,552

Machinery and equipment consists of infrastructure equipment and a semi-autogenous grinding (SAG) mill originally intended for use on the Brisas Project. We evaluate our equipment to determine whether events or changes in circumstances have occurred that may indicate that the carrying amount may not be recoverable. We regularly obtain comparable market data for similar equipment as evidence that our equipment’s fair value less cost to sell is in excess of the carrying amount. No impairment write-downs of property, plant and equipment were recorded during the six months ended June 30, 2021 and 2020. During the second quarter of 2021, we sold certain equipment and recorded a gain on sale of $78,277.